Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
TALENTEC SDN. BHD. [Member]
Prepaid Expenses and Other Current Assets

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of July 31,	As of January 31,
	2024	2025
		(Unaudited)
Deposits	12,742	48,301
Prepaid taxes	7,265	7,482
Prepaid expenses	$18,907	$425
Prepaid expenses and other current assets	$38,914	$56,208

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets, net consist of the following:

	As of July 31,
	2023	2024
Prepaid expenses	$22,381	$18,907
Deposits	12,979	12,742
Prepaid taxes	7,400	7,265
Prepaid expenses and other current assets	$42,760	$38,914